Intangible assets and goodwill, Estimated amortization expense, intangibles for future periods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Estimated amortization expense for future period [Abstract]
Total intangible assets subject to amortization	$ 305,369	$ 342,327	[1]
Developed Technology [Member] | Metreleptin [Member]
Estimated amortization expense for future period [Abstract]
2021	27,429
2022	27,429
2023	27,429
2024	27,429
2025	27,429
Thereafter	4,112
Total intangible assets subject to amortization	$ 141,257	$ 168,686	[1]
Estimated economic lives	5 years 2 months 12 days	6 years 2 months 12 days
Developed Technology [Member] | Lomitapide [Member]
Estimated amortization expense for future period [Abstract]
2021	$ 15,537
2022	15,537
2023	15,537
2024	15,537
2025	15,537
Thereafter	25,635
Total intangible assets subject to amortization	$ 103,320	$ 118,857	[1]
Estimated economic lives	6 years 8 months 12 days	7 years 8 months 12 days

[1]	see Note 27